Condensed Financial Information of Parent Company - Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 281,166	$ 40,387	¥ 344,722
Prepayments and other current assets	86,787	12,466	109,552
Short-term investment	269,643	38,732	403,107
Total current assets	646,772	92,903	871,784
Non-current assets:
Investment in equity fund	5,919	850	5,753
Total non-current assets	272,405	39,128	78,599
Total assets	919,177	132,031	950,383
Current liabilities:
Accrued expenses and other current liabilities	15,444	2,218	16,106
Non-currentliabilities:
Other non-current liabilities	12,441	1,787	1,000
Total liabilities	1,243,982	178,686	731,489
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	122	17	122	$ 17
Treasury stock (US$0.001 par value; nil and 591,200 shares as of December 31, 2018 and December 31, 2019, respectively)	(10,730)	(1,541)
Additional paid-incapital	1,167,884	167,756	1,139,250
Accumulated other comprehensive loss	29,483	4,235	16,318
Accumulated deficit	(1,511,649)	(217,135)	(936,868)
Total shareholders' equity (deficit)	(324,805)	(46,655)	218,894		¥ (447,987)	¥ (166,039)
Total liabilities and shareholders' equity	919,177	132,031	950,383
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,028	291	147,113
Amounts due from inter-company entities	892,324	128,174	675,199
Prepayments and other current assets	12,851	1,846	4,245
Short-term investment	139,524	20,041	205,895
Total current assets	1,046,727	150,352	1,032,452
Non-current assets:
Investment in equity fund	5,919	850	5,753
Total non-current assets	5,919	850	5,753
Total assets	1,052,646	151,202	1,038,205
Current liabilities:
Amounts due to inter-company entities	3,209	461
Accrued expenses and other current liabilities	1,618	232	4,017
Non-currentliabilities:
Payables to subsidiaries and VIEs	1,369,890	196,771	815,294
Other non-current liabilities	2,734	393
Total liabilities	1,377,451	197,857	819,311
Shareholders' equity (deficit)
Subscriptions receivable from founding shareholders	(122)	(17)	(122)
Treasury stock (US$0.001 par value; nil and 591,200 shares as of December 31, 2018 and December 31, 2019, respectively)	(10,730)	(1,541)
Additional paid-incapital	1,167,884	167,756	1,139,250
Accumulated other comprehensive loss	29,483	4,235	16,318
Accumulated deficit	(1,511,649)	(217,135)	(936,868)
Total shareholders' equity (deficit)	(324,805)	(46,655)	218,894
Total liabilities and shareholders' equity	1,052,646	151,202	1,038,205
Class A Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	208	30	195
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	208	30	195
Class B Ordinary Shares [Member]
Shareholders' equity (deficit)
Ordinary shares	121	17	121
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity (deficit)
Ordinary shares	¥ 121	$ 17	¥ 121